Short-term investments	12 Months Ended
Jun. 30, 2025
Short-term Investments
Short-term investments

4. Short-term investments:

As at June 30, 2025, the Company held several Guaranteed Investment Certificates (“GICs”) classified as short-term investments, with an aggregate carrying value of $1,106. These GICs have one-year terms and bear interest ranging from 2.95% to 3.85%.